Schedule of Assets (Schedule of Assets (Held at End of Year III)) (Details) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Maturity date	Oct. 31, 2035
Notes receivable from participants	$ 5,267,672
Other Investments	5,310,550
Assets held	$ 190,472,246
Minimum [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.25%
Maximum [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Interest rate	10.50%
Common Stock [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Assets held for investment	$ 5,827,990
Mutual Funds and Money Market Funds [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Assets held for investment	179,333,706
Personal Choice Retirement Account [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Assets held for investment	$ 42,878